UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2485

John Hancock Current Interest
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Brian E. Langenfeld, Attorney and Assistant Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1722

Date of fiscal year end:      March 31

Date of reporting period:     March 31, 2005

ITEM 1.  REPORT TO SHAREHOLDERS.


JOHN HANCOCK
Money Market Fund

3.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Your expenses
page 5

Fund's investments
page 7

Financial statements
page 12

Trustees & officers
page 26

For more information
page 29


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first three months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first quarter of 2005 ended with the major indexes in the red. By the end of March, the Dow Jones Industrial Average had returned -2.06%, the S&P 500 Index returned -2.15%, while the Nasdaq Composite Index fell by 8.0%. Bonds were slightly less negative in the first three months, with the Lehman Brothers Aggregate Bond Index returning -0.48%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of March 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
the maximum
current income
that is consistent
with maintaining
liquidity and
preserving capital.
The Fund intends
to maintain a stable
$1 share price.

Over the last twelve months

* Money market yields rose as the Federal Reserve began a series of short-term interest rate hikes.

* The Fund's increased stake in floating rate securities helped it quickly capture the benefit of higher yields.

* A move to shorten the Fund's weighted average maturity as the period progressed also enabled the Fund to take advantage of rising yields.

[Bar chart with heading "John Hancock Money Market Fund." Under the heading is a note that reads "Fund performance for the year ended March 31, 2005." The chart is scaled in increments of 0.50% with 0.00% at the bottom and 1.00% at the top. The first bar represents the 0.86% total return for Class A shares. The second bar represents the 0.50% total return for Class B shares. The third bar represents the 0.50% total return for Class C shares. A note below the chart reads "The total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2005." The chart is scaled in increments of 1.50% with 0.00% at the bottom and 3.00% at the top. The first bar represents the 2.03% total return for Class A shares. The second bar represents the 1.18% total return for Class B shares. The third bar represents the 1.16% total return for Class C shares."]

BY DAVID A. BEES AND DAVID P. LYNCH FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
Money Market Fund

Significant changes occurred in the money market sector over the last 12 months. The most notable was the Federal Reserve Board's decision to begin raising short-term interest rates -- a reversal of their four-year-old policy of cutting rates. The Federal Reserve Board felt that the "accommodative" monetary stance taken over the past couple of years had accomplished its goal of reviving the economy after a few years of lackluster growth. So when the Federal Reserve Board met eight times during the period, it raised the federal funds rate by 0.25% at seven of the eight meetings. The period ended with a federal funds rate of 2.75%, up by 1.75% over the historically low 1.0% level of a year ago. Money market yields, which are pegged to the federal funds rate, rose accordingly.

On average, the economy created over 180,000 jobs per month for the 12-month period ending March 31, 2005. The economy, as measured by gross domestic product (GDP), continued to remain strong. Third quarter GDP came in at 4% and fourth quarter GDP came in higher than expected at 3.8%. This data, coupled with other improving economic indicators such as increased productivity, consumer confidence and decreasing unemployment, caused the Federal Reserve to indicate as it began raising rates in June 2004 that the "accommodative" stance could be removed by increasing short-term interest rates at a "measured" pace. As the year progressed, mixed economic data and higher commodity prices cast some doubt on the strength and sustainability of the recovery and whether further fed-fund rate increases were necessary. However, the Fed continued to express confidence in the overall economy and described data to the contrary as "transitory."

"Significant changes occurred in
 the money market sector over
 the last 12 months."

Fund yield and performance

On March 31, 2005, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 2.03%, 1.18% and 1.16%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 1.87%, according to Lipper, Inc.

For the year ended March 31, 2005, the Fund's Class A, Class B and Class C shares posted total returns of 0.86%, 0.50% and 0.50%, respectively, at net asset value, compared with the 0.91% return of the average taxable money market fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

[Photos of David Bees and David Lynch, flush right at top of page.]

Fund moves

The Federal Reserve rate hikes dramatically changed the money market yield curve -- a chart reflecting yields on money market securities of varying maturities -- in the past 12 months. Not only have absolute yields increased due to the rate hikes, but the shape of the yield curve has changed. At the start of the period, the difference in interest rates between one-month and one-year securities was only 0.25%. By the end of the period this difference was nearly four times larger, finishing the period at 0.96%. This steepening of the money market yield curve signaled that investors believed interest rates would continue to rise and that therefore they must receive a greater benefit -- in the form of higher yields -- to tie up their money for a longer period.

"...we were able to quickly benefit
 from rising rates, since our floating
 rate securities began to reset to the
 higher rates..."

The structure of the portfolio has also changed considerably over the last 12 months. As the period began last April, we had a longer weighted average maturity than our peers as a way to pick up additional yield when rates were low. But we also began to add floating rate securities to the portfolio in anticipation of rising interest rates. This decision served the Fund well, as we were able to quickly benefit from rising rates, since our floating rate securities began to reset to the higher rates soon after. As the period progressed, we continued to add floating rate securities to the portfolio and scaled back the weighted average maturity of the Fund to be shorter than that of our peers. This decision enabled the Fund to more rapidly replace maturing securities with new securities with higher interest rates. We continue to use short-term corporate bonds, asset-backed commercial paper and carefully selected tier-two securities as a way to improve the Fund's yield.

Outlook

We believe the Federal Reserve will continue to raise short-term rates, but the scope of future hikes will depend on the continued strength of the economy, energy prices and inflation. The Federal Reserve indicated at their last meeting that "pressures on inflation have picked up in recent months." This caused speculation that the Federal Reserve may drop the "measured" language from its future statements and raise rates at a faster pace. Federal Reserve Chairman Alan Greenspan also fueled speculation of higher rates when he testified before congress that the persistently low longer-term interest rates were a "conundrum."

[Table at top left-hand side of page entitled "Industry distribution." The first listing is Financials 85%, the second is Telecommunication services 4%, the third is Government--U.S. agency 4%, the fourth is Consumer discretionary 3%, the fifth is Consumer staples 2% and the fifth is Utilities 1%.]

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-05." The chart is divided into three segments (from top to right): Corporate interest-bearing obligations 63%, Commercial paper 34%, and U.S. government obligations & other 3%.]

In this environment, we continue to position the Fund to take advantage of higher interest rates. We will continue to use floating rate securities to quickly capture the Fed's future rate increases. We will also continue to keep the Fund's weighted average maturity shorter than its peers to reinvest funds at higher rates. Should the Federal Reserve increase rates faster than expected, we believe the Fund is well positioned to capture these changes. At the same time that we remain focused on capturing additional yield we will strive, as always, to maintain liquidity and preserve stability of principle.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include sales charges (loads) on redemptions (varies by share class), minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on September 30, 2004, with the same investment held until March 31, 2005.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 9-30-04          on 3-31-05          ended 3-31-05 1
-------------------------------------------------------
Class A              $1,006.50                  $4.23
Class B               1,003.50                   7.20
Class C               1,003.50                   7.19

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|        $8,600.00 / $1,000.00 = 8.6 | X $|    from table    | =  actual
|                 /                  |    |                  |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on September 30, 2004, with the same investment held until March 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                           Expenses paid
$1,000.00         Ending value          during period
on 9-30-04          on 3-31-05          ended 3-31-05 1
-------------------------------------------------------
Class A              $1,020.71                  $4.26
Class B               1,017.74                   7.25
Class C               1,017.76                   7.24

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.85%, 1.44% and 1.44% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2005

This schedule is divided into four categories: commercial paper, corporate interest-bearing obligations, U.S. government obligations and joint repurchase agreement, which are further broken down by industry group.

                                                   Interest      Maturity      Quality      Par value
Issuer                                                 rate      date          rating (A)        (000)          Value
Commercial paper 34.00%                                                                                  $101,855,132
(Cost $101,855,132)

Asset-Backed -- Auto Loan 10.84%                                                                           32,468,311
Delaware Funding Corp. (K)                            2.800%     04-27-05      Tier 1          $9,500       9,480,789
Galleon Capital, LLC (K)                              2.850      04-01-05      Tier 1          14,000      14,000,000
Yorktown Capital, LLC (K)                             2.797      04-20-05      Tier 1           4,000       3,994,110
Yorktown Capital, LLC (K)                             2.790      04-18-05      Tier 1           5,000       4,993,412

Asset-Backed -- Credit Card 4.03%                                                                          12,067,119
Thunder Bay Funding, Inc. (K)                         2.820      04-20-05      Tier 1           2,085       2,081,897
Thunder Bay Funding, Inc. (K)                         2.800      04-20-05      Tier 1          10,000       9,985,222

Asset-Backed -- Finance 2.34%                                                                               7,000,000
Falcon Asset Securitization Corp. (K)                 2.630      04-01-05      Tier 1           7,000       7,000,000

Asset-Backed -- Trade Receivable 4.67%                                                                     14,000,000
Clipper Receivables Corp. (K)                         2.800      04-01-05      Tier 1          14,000      14,000,000

Automobiles & Trucks 0.88%                                                                                  2,647,423
DaimlerChrysler NA                                    2.920      04-13-05      Tier 2           1,700       1,698,345
DaimlerChrysler NA                                    2.910      04-13-05      Tier 2             950         949,078

Diversified Financial Services 0.93%                                                                        2,795,345
Textron Financial Corp.                               2.857      04-22-05      Tier 2           2,800       2,795,345

Electric Utilities 0.90%                                                                                    2,696,366
Dominion Resources, Inc.                              2.850      04-18-05      Tier 2           2,700       2,696,366

Finance 4.67%                                                                                              14,000,000
UBS Financial Securities, Inc.                        2.830      04-01-05      Tier 1          14,000      14,000,000

Multimedia 0.89%                                                                                            2,649,404
Walt Disney Co.                                       2.700      04-04-05      Tier 2           2,650       2,649,404

Retail Stores 0.77%                                                                                         2,299,090
CVS Corp.                                             2.850      04-06-05      Tier 2           2,300       2,299,090

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                   Interest      Maturity      Quality      Par value
Issuer                                                 rate      date          rating (A)        (000)          Value
Telephone Integrated 3.08%                                                                                 $9,232,074
SBC Communications, Inc.                              2.790%     04-28-05      Tier 1          $4,250       4,241,107
SBC Communications, Inc.                              2.710      04-25-05      Tier 1           5,000       4,990,967

                                                   Interest      Maturity      Quality      Par value
Issuer                                                 rate      date          rating (A)        (000)          Value
Corporate interest-bearing obligations 62.91%                                                            $188,460,318
(Cost $188,460,318)

Banks -- Foreign 9.79%                                                                                     29,336,588
ABN-AMRO Bank N.V. (Chicago)                          7.250%     05-31-05      Tier 1         $10,835      10,915,168
Bank of Nova Scotia (P)                               2.860      05-20-05      Tier 1           1,070       1,070,035
Barclays Bank Plc (New York) (P)                      2.780      10-31-05      Tier 1           5,000       4,999,190
Credit Suisse First Boston (USA), Inc.
(New York) (P)                                        3.060      12-21-05      Tier 1           3,500       3,500,677
Credit Suisse First Boston (USA), Inc.
(New York) (P)                                        2.640      07-08-05      Tier 1           8,850       8,851,518

Banks -- U.S. 15.21%                                                                                       45,552,722
Bank of America Corp.                                 7.875      05-16-05      Tier 1           2,000       2,012,600
Bank of America Corp., NA (P)                         2.800      08-08-05      Tier 1           4,500       4,500,000
Bank of America Corp., NA                             2.610      04-20-05      Tier 1           1,400       1,399,855
Bank of New York Co., Inc. (The) (P)                  2.780      05-20-05      Tier 1           2,500       2,499,835
Bank One Corp.                                        7.625      08-01-05      Tier 1           5,500       5,577,465
Bank One NA (Illinois) (P)                            3.170      09-19-05      Tier 1           2,500       2,501,693
FleetBoston Financial Corp. (P)                       3.170      08-24-05      Tier 1           1,600       1,602,023
Key Bank NA                                           4.100      06-30-05      Tier 1           2,085       2,089,644
Keycorp                                               4.625      05-16-05      Tier 1          11,000      11,028,792
SouthTrust Bank NA (P)                                3.090      09-29-05      Tier 1           4,000       4,000,520
Wachovia Corp.                                        7.050      08-01-05      Tier 1           3,765       3,814,473
Wells Fargo & Co. (P)                                 3.120      09-29-05      Tier 1           2,525       2,525,710
Wells Fargo & Co. (P)                                 3.020      06-17-05      Tier 1           2,000       2,000,112

Brokerage Services 0.59%                                                                                    1,750,086
Bear Stearns Co., Inc. (P)                            2.951      04-11-05      Tier 1           1,750       1,750,086

Diversified Financial Services 8.36%                                                                       25,057,045
AIG SunAmerica Global Finance II (S)                  7.600      06-15-05      Tier 1           6,000       6,065,632
AIG SunAmerica Global Finance XI (P)(S)               3.010      05-23-05      Tier 1             750         750,155
AIG SunAmerica Global Finance XIII (P)(S)             3.175      05-23-05      Tier 1           2,000       2,000,629
Associates Corp. of North America (P)                 3.190      06-27-05      Tier 1           4,700       4,701,250
Heller Financial, Inc.                                8.000      06-15-05      Tier 1           4,310       4,353,057
Security Capital Group, Inc.                          6.950      06-15-05      Tier 1           7,130       7,186,322

See notes to
financial statements.


8


FINANCIAL STATEMENTS

                                                   Interest      Maturity      Quality      Par value
Issuer                                                 rate      date          rating (A)        (000)          Value
Drugs 1.50%                                                                                                $4,499,108
Pfizer, Inc. (P)                                      2.690%     11-04-05      Tier 1          $4,500       4,499,108

Finance 1.07%                                                                                               3,200,353
Principal Life Income Funding Trust (P)               2.670      10-14-05      Tier 1           3,200       3,200,353

Finance -- Auto Loans 5.42%                                                                                16,250,000
American Honda Finance Corp. (P)                      2.570      07-11-05      Tier 1          16,250      16,250,000

Finance -- Consumer Loans 5.80%                                                                            17,349,512
Household Finance Corp.                               8.000      05-09-05      Tier 1           4,500       4,527,341
Household Finance Corp. (P)                           3.330      06-17-05      Tier 1           4,500       4,502,937
Household Finance Corp. (P)                           2.920      08-18-05      Tier 1           3,750       3,751,659
International Lease Finance Corp. (P)                 3.943      08-01-05      Tier 1           4,550       4,567,575

Finance -- Credit Card 4.39%                                                                               13,153,080
American Express Credit Corp. (P)                     2.880      03-20-06      Tier 1           2,650       2,651,599
American Express Credit Corp. (P)                     2.860      07-20-05      Tier 1          10,500      10,501,481

Finance -- SBIC & Commercial 4.49%                                                                         13,460,106
CIT Group, Inc.                                       7.625      08-16-05      Tier 1           2,500       2,544,379
CIT Group, Inc. (P)                                   3.160      07-29-05      Tier 1          10,900      10,915,727

Mortgages 4.17%                                                                                            12,501,718
Countrywide Home Loans, Inc. (P)                      3.400      05-20-05      Tier 1           2,500       2,501,657
Countrywide Home Loans, Inc. (P)                      2.700      04-12-05      Tier 1          10,000      10,000,061

Newspaper & Publishing 1.25%                                                                                3,750,000
Gannett Co., Inc.                                     4.950      04-01-05      Tier 1           3,750       3,750,000

Telephone Integrated 0.87%                                                                                  2,600,000
Ameritech Capital Funding Corp.                       7.500      04-01-05      Tier 1           2,600       2,600,000

                                                   Interest      Maturity      Quality      Par value
Issuer                                                 rate      date          rating (A)        (000)          Value
U.S. government obligations 3.67%                                                                         $11,000,000
(Cost $11,000,000)

Government -- U.S. Agencies 3.67%                                                                          11,000,000
Federal Home Loan Bank                                1.350%     04-15-05      Tier 1          $4,000       4,000,000
Federal Home Loan Bank                                1.300      04-11-05      Tier 1           5,000       5,000,000
Federal Home Loan Bank                                1.300      04-27-05      Tier 1           2,000       2,000,000

See notes to
financial statements.


9


FINANCIAL STATEMENTS

                                                                                Interest    Par value
Issuer, description                                                             rate             (000)          Value
Joint repurchase agreement 1.85%                                                                           $5,539,000
(Cost $5,539,000)

Joint Repurchase Agreement 1.85%                                                                            5,539,000
Investment in a joint repurchase agreement
transaction with Morgan Stanley --
Dated 03-31-05 due 04-01-05 (secured
by U.S. Treasury Inflation Indexed Bond
3.875% due 04-15-29)                                                            2.660%         $5,539       5,539,000

Total investments 102.43%                                                                                $306,854,450

Other assets and liabilities, net (2.43%)                                                                 ($7,284,685)

Total net assets 100.00%                                                                                 $299,569,765


(A) Quality ratings are unaudited and indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

(K) Direct placement securities are restricted to resale. They have been fair valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's by-laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

                                                                                      Value as a
                                                                                      percentage
                                                   Acquisition      Acquisition        of Fund's          Value as of
Issuer, description                                       date             cost       net assets       March 31, 2005
--------------------------------------------------------------------------------------------------------------------
Clipper Receivable Corp.
-- Commercial Paper                                   03-31-05      $13,998,911            4.67%          $14,000,000

Delaware Funding Corp.
-- Commercial Paper                                   03-28-05        9,477,833            3.14             9,408,789

Falcon Asset Securitization Corp.
-- Commercial Paper                                   02-28-05        6,983,636            2.34             7,000,000

Galleon Capital, LLC
-- Commercial Paper                                   03-31-05       13,998,892            4.67            14,000,000

Thunder Bay Funding, Inc.
-- Commercial Paper                                   03-23-05        2,080,427            0.69             2,081,897

Thunder Bay Funding, Inc.
-- Commercial Paper                                   03-23-05        9,978,222            3.33             9,985,222

Yorktown Capital, LLC
-- Commercial Paper                                   03-17-05        4,987,600            1.67             4,993,412

Yorktown Capital, LLC
-- Commercial Paper                                   03-21-05        3,990,700            1.33             3,994,110


See notes to
financial statements.

FINANCIAL STATEMENTS

(P) Represents rate in effect on March 31, 2005.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $8,816,416 or 2.94% of the Fund's net assets as of March 31, 2005.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value
per share.

Assets
Investments at value (cost $306,854,450)                         $306,854,450
Cash                                                                      707
Receivable for shares sold                                            617,278
Interest receivable                                                 1,829,254
Other assets                                                          104,709

Total assets                                                      309,406,398

Liabilities
Payable for investments purchased                                   8,456,131
Payable for shares repurchased                                        966,745
Dividends payable                                                      18,234
Payable to affiliates
Management fees                                                       114,098
Distribution and service fees                                          20,333
Other                                                                  97,837
Other payables and accrued expenses                                   163,255

Total liabilities                                                   9,836,633

Net assets
Capital paid-in                                                   299,560,048
Accumulated net realized loss on investments                           (1,191)
Accumulated net investment income                                      10,908

Net assets                                                       $299,569,765

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($223,861,316 [DIV] 223,943,485 shares)                         $1.00
Class B ($62,993,431 [DIV] 63,013,721 shares)                           $1.00
Class C ($12,715,018 [DIV] 12,715,269 shares)                           $1.00

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
March 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund.

Investment income
Interest                                                           $5,255,112

Total investment income                                             5,255,112

Expenses
Investment management fees                                          1,548,290
Class A distribution and service fees                                 541,776
Class B distribution and service fees                                 811,145
Class C distribution and service fees                                 118,334
Transfer agent fees                                                   688,059
Accounting and legal services fees                                     72,997
Printing                                                               72,976
Custodian fees                                                         64,649
Miscellaneous                                                          52,134
Registration and filing fees                                           47,296
Professional fees                                                      39,995
Trustees' fees                                                         12,853
Federal excise tax                                                      5,232
Interest                                                                4,063

Total expenses                                                      4,079,799
Less expense reductions                                            (1,061,962)

Net expenses                                                        3,017,837

Net investment income                                               2,237,275

Increase in net assets from operations                             $2,237,275

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                            Year          Year
                                                           ended         ended
                                                         3-31-04       3-31-05
Increase (decrease) in net assets
From operations
Net investment income                                   $676,896    $2,237,275
Net realized loss                                         (1,191)           --

Increase in net assets resulting
from operations                                          675,705     2,237,275

Distributions to shareholders
From net investment income
Class A                                                 (511,116)   (1,807,542)
Class B                                                 (152,835)     (375,710)
Class C                                                  (16,770)      (54,023)
                                                        (680,721)   (2,237,275)
From Fund share transactions                        (142,604,705)  (12,675,936)

Net assets
Beginning of period                                  454,855,422   312,245,701

End of period 1                                     $312,245,701  $299,569,765

1 Includes accumulated net investment income of $5,676 and $10,908, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                           3-31-01 1   3-31-02 1     3-31-03     3-31-04     3-31-05
Per share operating performance
Net asset value,
beginning of period                                      $1.00       $1.00         $1.00       $1.00       $1.00
Net investment income 2                                   0.05        0.02          0.01          -- 3      0.01
Less distributions
From net investment income                               (0.05)      (0.02)        (0.01)         -- 3     (0.01)
Net asset value, end of period                           $1.00       $1.00         $1.00       $1.00       $1.00
Total return 4,5 (%)                                      5.51        2.41          0.75        0.21        0.86

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $295        $264          $271        $211        $224
Ratio of expenses
to average net assets (%)                                 0.95        0.90          0.94        0.94        0.88
Ratio of adjusted expenses
to average net assets 6 (%)                               1.15        1.10          1.14        1.14        1.09
Ratio of net investment income
to average net assets (%)                                 5.43        2.40          0.75        0.21        0.83

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS B SHARES

Period ended                                           3-31-01 1   3-31-02 1     3-31-03     3-31-04     3-31-05
Per share operating performance
Net asset value,
beginning of period                                      $1.00       $1.00         $1.00       $1.00       $1.00
Net investment income 2                                   0.05        0.02            -- 3        -- 3        -- 3
Less distributions
From net investment income                               (0.05)      (0.02)           -- 3        -- 3        -- 3
Net asset value, end of period                           $1.00       $1.00         $1.00       $1.00       $1.00
Total return 4,5 (%)                                      4.63        1.55          0.10        0.12        0.50

Ratios and supplemental data
Net assets, end of period
(in millions)                                             $162        $142          $166         $89         $63
Ratio of expenses
to average net assets (%)                                 1.79        1.75          1.59        1.04        1.20
Ratio of adjusted expenses
to average net assets 6 (%)                               1.89        1.85          1.89        1.89        1.85
Ratio of net investment income
to average net assets (%)                                 4.54        1.52          0.10        0.12        0.46

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

CLASS C SHARES

Period ended                                           3-31-01 1   3-31-02 1     3-31-03     3-31-04     3-31-05
Per share operating performance
Net asset value,
beginning of period                                      $1.00       $1.00         $1.00       $1.00       $1.00
Net investment income 2                                   0.05        0.02            -- 3        -- 3        -- 3
Less distributions
From net investment income                               (0.05)      (0.02)           -- 3        -- 3        -- 3
Net asset value, end of period                           $1.00       $1.00         $1.00       $1.00       $1.00
Total return 4,5 (%)                                      4.63        1.55          0.11        0.12        0.50

Ratios and supplemental data
Net assets, end of period
(in millions)                                              $13         $16           $18         $12         $13
Ratio of expenses
to average net assets (%)                                 1.79        1.75          1.61        1.04        1.19
Ratio of adjusted expenses
to average net assets 6 (%)                               1.89        1.85          1.88        1.89        1.84
Ratio of net investment income
to average net assets (%)                                 4.59        1.46          0.10        0.12        0.46

1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $1,191 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The entire loss carryforward expires on March 31, 2012.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

During the year ended March 31, 2004, the tax character of distributions paid was as follows: ordinary income $680,721. During the year ended March 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,237,275. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2005, the components of distributable earnings on a tax basis included $84,099 of undistributed ordinary income.

Such distributions, and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d)
0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f)
0.30% of the next $500,000,000 and (g) 0.275% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the Fund's management fee to 0.40% of the Fund's first $750,000,000 average daily net asset value, at least until July 31, 2005. The management fee cannot be restated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reductions related to the management fee limitation amounted to $309,658 for the year ended March 31, 2005.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. JH Funds has agreed to contractually limit the distribution and service ("12b-1") fees for Class A to 0.15% of the Class A average daily net asset value, at least until July 31, 2005. Prior to February 14, 2005, JH Funds had also voluntarily agreed to limit the 12b-1 fees for the Class B and Class C as follows: to 0.20% of the Class B and Class C average daily net assets until August 16, 2004; to 0.45% of the Class B and Class C average daily net assets effective from August 16, 2004 to October 14, 2004, and to 0.70% of the Class B and Class C average daily net assets effective October 15, 2004 to February 13, 2005. The 12b-1 fee limitation for Class B and Class C was terminated on February 14, 2005. Accordingly, the expense reductions related to the reduction in the 12b-1 fees amounted to $216,710 for Class A, $431,964 for Class B and $64,611 for Class C, for the year ended March 31, 2005. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Prior to July 15, 2004, Class C shares were assessed up-front sales charges. During the year ended March 31, 2005, JH Funds received net up-front sales charges of $2,918 with regard to sales of Class C shares, of this amount, $2,718 was paid as sales commissions to unrelated broker-dealers and $200 was paid as sales commissions to sales personnel of Signator Investors ("Signator Investors"). The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended March 31, 2005, CDSCs received by JH Funds amounted to $430,730 for Class B shares and $15,793 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the Fund's average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $39,019 for the year ended March 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $72,997. The Fund also paid the Adviser the amount of $2,046 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share.

                                          Year ended          Year ended
                                             3-31-04             3-31-05

Class A shares
Sold                                    $216,281,496        $199,402,275
Distributions reinvested                     488,688           1,694,489
Repurchased                             (276,136,062)       (188,642,570)
Net increase (decrease)                 ($59,365,878)        $12,454,194

Class B shares
Sold                                     $69,155,795         $65,409,173
Distributions reinvested                     137,586             332,180
Repurchased                             (145,961,565)        (91,837,267)
Net decrease                            ($76,668,184)       ($26,095,914)

Class C shares
Sold                                     $34,199,078         $25,954,084
Distributions reinvested                      15,441              46,772
Repurchased                              (40,785,162)        (25,035,072)
Net increase (decrease)                  ($6,570,643)           $965,784

Net decrease                           ($142,604,705)       ($12,675,936)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities during the year ended March 31, 2005, aggregated $9,932,310,205 and $9,937,054,446, respectively.

The cost of investments owned on March 31, 2005, for federal income tax purposes, was $306,854,450.

Note E
Reclassification
of accounts

During the year ended March 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $5,232 and a decrease in capital paid-in of $5,232. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for federal excise tax. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a special meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 196,371,656 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                   WITHHELD
                              FOR                 AUTHORITY
------------------------------------------------------------
James F. Carlin               189,827,126         6,544,530
Richard P. Chapman, Jr.       189,802,511         6,569,145
William H. Cunningham         189,679,221         6,692,435
Ronald R. Dion                189,850,478         6,521,178
Charles L. Ladner             189,768,071         6,603,585
Dr. John A. Moore             189,840,853         6,530,803
Patti McGill Peterson         189,834,676         6,536,980
Steven R. Pruchansky          189,873,666         6,497,990
James A. Shepherdson          189,767,149         6,604,507


Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent Registered Public Accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ending March 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of the John Hancock Current Interest and
Shareholders of John Hancock Money Market Fund,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock Money Market Fund (the "Fund"), including the schedule of investments as of March 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended March 31, 2004 and 2005 and the financial highlights for each of the years in the five-year period ended March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2005, and the results of its operations and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 5, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1994                50
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                50
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                50
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1994                50
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


26


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1994                50
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                50
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

John A. Moore, 2 Born: 1939                                                                 2005                50
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                50
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                50
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                50
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).


27


Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                50
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation (since 2004);
Director, President and Chief Executive Officer, John Hancock Advisers, LLC
(the "Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); President, Director and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp");
Director, Chairman and President, NM Capital Management, Inc.; President,
John Hancock Retirement Services, John Hancock Life Insurance Company
(until 2004); Chairman, Essex Corporation (until 2004); Co-Chief Executive
Officer, MetLife Investors Group (until 2003); Senior Vice President,
AXA/Equitable Insurance Company (until 2000).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                         Express mail:
            John Hancock                          John Hancock
            Signature Services, Inc.              Signature Services, Inc.
            1 John Hancock Way, Suite 1000        Mutual Fund Image Operations
            Boston, MA 02217-1000                 529 Main Street
                                                  Charlestown, MA 02129

Phone       Customer service representatives      1-800-225-5291
            24-hour  automated information        1-800-338-8080
            TDD line                              1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
Money Market Fund.


4400A  3/05
       5/05

JOHN HANCOCK
U.S. Government Cash Reserve

3.31.2005

Annual Report

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

[A photo of James A. Shepherdson, Chief Executive Officer, flush left next to first paragraph.]

CEO CORNER

Table of contents

Your fund at a glance
page 1

Managers' report
page 2

Your expenses
page 5

Fund's investments
page 7

Financial statements
page 9

Trustees & officers
page 19

For more information
page 25


Dear Fellow Shareholders,

After advancing for a second straight year in 2004, the stock market pulled back in the first three months of 2005. For much of 2004 the market had been in the doldrums as investors fretted about rising oil prices, higher interest rates, the war in Iraq and a closely contested presidential race. But the year ended on a high note with a sharp rally sparked by a definitive end to the U.S. presidential election and moderating oil prices.

Investors were brought back down to earth in January, however, as the market declined in three of the four weeks and produced negative results for the month in a broad-based move downward. Rising oil prices and interest rates, and concerns about less robust corporate earnings growth were among the culprits that kept investors on the sidelines. Investors began to re-enter the market in February, reversing January's decline. But as the month progressed into March investors again grew concerned about further spikes in oil prices and rising interest rates. As a result, the first quarter of 2005 ended with the major indexes in the red. By the end of March, the Dow Jones Industrial Average had returned -2.06%, the S&P 500 Index returned -2.15%, while the Nasdaq Composite Index fell by 8.0%. Bonds were slightly less negative in the first three months, with the Lehman Brothers Aggregate Bond Index returning -0.48%.

In October, you may recall we requested your vote on a proposal regarding the election of your fund's Board of Trustees. We are pleased to report that shareholders overwhelmingly approved the proposal, which became effective January 1, 2005. As a result, all open-end John Hancock funds now have the same Board of Trustees, comprised of 11 members -- ten of them, including the Chairman, are independent Trustees with no direct or indirect interest in John Hancock Advisers, LLC, your fund's investment adviser. We believe this move is a way to improve the effectiveness of the Trustees' oversight of the funds, and we are grateful for your support.

Sincerely,

/S/ James A. Shepherdson

James A. Shepherdson,
Chief Executive Officer

This commentary reflects the CEO's views as of March 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Funds seeks
the maximum cur-
rent income that is
consistent with
maintaining liquidity
and preserving
capital. The Fund
intends to
maintain a stable
$1 share price.

Over the last twelve months

* Money market yields rose as the Federal Reserve began a series of short-term interest rate hikes.

* The Fund's increased stake in floating rate securities helped it quickly capture the benefit of higher yields.

* A move to shorten the Fund's weighted average maturity as the period progressed also enabled the Fund to take advantage of rising yields.

[Bar chart with heading "John Hancock U.S. Government Cash Reserve." Under the heading is a note that reads "Fund performance for the year ended March 31, 2005." The chart is scaled in increments of 0.50% with 0.00% at the bottom and 1.00% at the top. The bar represents the 0.80% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield." Under the heading is a note that reads "As of March 31, 2005." The chart is scaled in increments of 1.00% with 0.00% at the bottom and 2.00% at the top. The bar represents the 1.61% total return for John Hancock U.S. Government Cash Reserve."]

BY DAVID A. BEES AND DAVID LYNCH FOR THE PORTFOLIO
MANAGEMENT TEAM

MANAGERS'
REPORT

JOHN HANCOCK
U.S. Government Cash Reserve

Significant changes occurred in the money market sector over the last 12 months. The most notable was the Federal Reserve Board's decision to begin raising short-term interest rates -- a reversal of its four-year-old policy of cutting rates. The Federal Reserve Board felt that the "accommodative" monetary stance taken over the past couple of years had accomplished its goal of reviving the economy after a few years of lackluster growth. So when the Federal Reserve Board met eight times during the period, it raised the federal funds rate by 0.25% at seven of the eight meetings. The period ended with a federal funds rate of 2.75%, up by1.75% over the historically low 1.0% level of a year ago. Money market yields, which are pegged to the federal funds rate, rose accordingly.

"Significant changes occurred in
 the money market sector over
 the last 12 months."

On average, the economy created over 180,000 jobs per month for the 12-month period ending March 31, 2005. The economy, as measured by gross domestic product (GDP), continued to remain strong. Third quarter GDP came in at 4% and fourth quarter GDP came in higher than expected at 3.8%. This data, coupled with other improving economic indicators such as increased productivity, consumer confidence and decreasing unemployment, caused the Federal Reserve to indicate as it began raising rates in June 2004 that the "accommodative" stance could be removed by increasing short-term interest rates at a "measured" pace. As the year progressed, mixed economic data and higher commodity prices cast some doubt on the strength and sustainability of the recovery and whether further fed-fund rate increases were necessary. However, the Fed continued to express confidence in the overall economy and described data to the contrary as "transitory."

Fund yield and performance

On March 31, 2005, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 1.61%. By comparison, the average taxable government money market fund had a 7-day effective yield of 1.87%, according to Lipper, Inc.

[Photos of David Bees and David Lynch, flush right at top of page.]

For the year ended March 31, 2005, the Fund posted a total return of 0.80% at net asset value, compared with the 0.95% return of the average taxable government money market fund, according to Lipper, Inc. Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

Fund moves

The Federal Reserve rate hikes dramatically changed the money market yield curve -- a chart reflecting yields on money market securities of varying maturities -- in the past 12 months. Not only have absolute yields increased due to the rate hikes, but the shape of the yield curve has also changed. At the start of the period the difference in interest rates between one-month and one-year securities was only 0.25%. By the end of the period this difference was nearly four times larger, finishing the period at 0.96%. This steepening of the yield curve signaled that investors believed interest rates would continue to rise and that therefore they must receive a greater benefit -- in the form of higher interest rates -- to tie up their money for a longer period.

"...we were able to quickly benefit
 from rising rates, since our floating
 rate securities began to reset to the
 higher rates..."

The structure of the portfolio has also changed considerably over the last 12 months. As the period began last April, we had a longer weighted average maturity than our peers as a way to pick up additional yield when rates were low. But we also began to add floating rate securities to the portfolio in anticipation of rising interest rates. This decision served the Fund well, as we were able to quickly benefit from rising rates, since our floating rate securities began to reset to the higher rates soon after. As the period progressed, we continued to add floating rate securities to the portfolio and scaled back the weighted average maturity of the Fund to be shorter than that of our peers. This decision enabled the Fund to more rapidly replace maturing securities with new securities with higher interest rates. We continue to use short-term agency coupon bonds and discount notes as a way to improve the Fund's yield.

Outlook

We believe the Federal Reserve will continue to raise short-term rates, but the scope of future hikes will depend on the continued strength of the economy, energy prices and inflation. The Federal Reserve indicated at its last meeting that "pressures on inflation have picked up in recent months." This caused speculation that the Federal Reserve may drop the "measured" language from its future statements and raise rates at a faster pace. Federal Reserve Chairman Alan Greenspan also fueled speculation of higher rates when he testified before congress that the persistently low longer-term interest rates were a "conundrum."

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 3-31-05." The chart is divided into two segments (from top to right): U.S. government agencies 88% and Short-term investments & other 12%. ]

In this environment, we continue to position the Fund to take advantage of higher interest rates. We will continue to use floating rate securities to quickly capture the Fed's future rate increases. We will also continue to keep the Fund's weighted average maturity shorter than its peers to reinvest funds at higher rates. Should the Federal Reserve increase rates faster than expected, we believe the Fund is well positioned to capture these changes. At the same time that we remain focused on capturing additional yield, we will strive, as always, to maintain liquidity and preserve stability of principle.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

YOUR
EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

* Transaction costs which include minimum account fee charge, etc.

* Ongoing operating expenses including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund's actual ongoing operating expenses, and is based on your fund's actual return. It assumes an account value of $1,000.00 on September 30, 2004, with the same investment held until March 31, 2005.

Account value                                        Expenses paid
$1,000.00                         Ending value       during period
on 9-30-04                          on 3-31-05       ended 3-31-05 1
--------------------------------------------------------------------
U.S. Government Cash Reserve         $1,005.60               $4.51


Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2005 by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Example

 --                                --      --              --
| My account value  /                |    | "expenses paid"  |      My
|        $8,600.00 / $1,000.00 = 8.6 | X $|    from table    | =  actual
|                 /                  |    |                  |   expenses
 --                                --      --              --

Hypothetical example for comparison purposes

This table allows you to compare your fund's ongoing operating expenses with those of any other fund. It provides an example of the Fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annual return before expenses (which is not your fund's actual return). It assumes an account value of $1,000.00 on September 30, 2004, with the same investment held until March 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value                                        Expenses paid
$1,000.00                         Ending value       during period
on 9-30-04                          on 3-31-05       ended 3-31-05 1
--------------------------------------------------------------------
U.S. Government Cash Reserve         $1,020.64               $4.55

Remember, these examples do not include any transaction costs, such as the minimum account fee charge; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

FINANCIAL STATEMENTS

FUND'S
INVESTMENTS

Securities owned
by the Fund on
March 31, 2005

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments: U.S. government obligations and joint repurchase agreement.

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)      (000)          Value
U.S. government obligations 88.43%                                                                        $40,225,473
(Cost $40,225,473)

Government -- U.S. Agencies 88.43%                                                                         40,225,473
Federal Agricultural Mortgage Corp.                   2.755%      04-15-05       AAA             $300         299,679
Federal Agricultural Mortgage Corp.                   2.737       04-25-05       AAA            1,000         998,180
Federal Farm Credit Bank (P)                          2.790       06-23-05       AAA              600         599,998
Federal Farm Credit Bank (P)                          2.770       08-10-05       AAA            1,000         999,927
Federal Home Loan Bank                                7.250       05-13-05       AAA            1,000       1,005,338
Federal Home Loan Bank                                4.625       04-15-05       AAA            1,000       1,000,839
Federal Home Loan Bank                                4.125       05-13-05       AAA              750         751,366
Federal Home Loan Bank (P)                            2.875       09-12-05       AAA            1,040       1,039,612
Federal Home Loan Bank (P)                            2.834       09-08-05       AAA            1,400       1,399,619
Federal Home Loan Bank (P)                            2.770       04-25-05       AAA            3,000       2,999,986
Federal Home Loan Bank (P)                            2.765       08-26-05       AAA            3,000       2,999,247
Federal Home Loan Bank (P)                            2.447       10-05-05       AAA            1,120       1,119,594
Federal Home Loan Bank                                1.350       04-15-05       AAA            1,000       1,000,000
Federal Home Loan Bank                                1.300       04-11-05       AAA            2,000       2,000,000
Federal Home Loan Bank                                1.300       04-27-05       AAA            2,000       2,000,000
Federal Home Loan Mortgage Corp.                      4.250       06-15-05       AAA              129         129,526
Federal Home Loan Mortgage Corp.                      2.958       06-14-05       AAA              696         691,794
Federal Home Loan Mortgage Corp.                      2.751       05-05-05       AAA            1,344       1,340,522
Federal Home Loan Mortgage Corp.                      2.692       05-02-05       AAA            1,200       1,197,231
Federal Home Loan Mortgage Corp.                      2.456       04-12-05       AAA            1,000         999,249
Federal National Mortgage Assn.                       5.750       06-15-05       AAA              710         713,805
Federal National Mortgage Assn.                       2.992       06-27-05       AAA              200         198,564
Federal National Mortgage Assn. (P)                   2.870       06-09-05       AAA            2,000       1,999,846
Federal National Mortgage Assn. (P)                   2.840       12-09-05       AAA            1,000         999,455
Federal National Mortgage Assn. (P)                   2.733       08-29-05       AAA            2,500       2,499,495
Federal National Mortgage Assn.                       2.716       05-11-05       AAA            1,500       1,495,500

See notes to
financial statements.


7


FINANCIAL STATEMENTS

                                                   Interest       Maturity       Credit     Par value
Issuer, description                                    rate       date           rating (A)      (000)          Value
Government -- U.S. Agencies (continued)
Federal National Mortgage Assn. (P)                   2.690%      09-15-05       AAA           $2,000       1,999,518
Federal National Mortgage Assn. (P)                   2.632       01-09-06       AAA            2,500       2,499,146
Federal National Mortgage Assn.                       2.508       04-01-05       AAA            1,000       1,000,000
Federal National Mortgage Assn. (P)                   2.430       10-03-05       AAA              750         749,642
Federal National Mortgage Assn.                       2.410       04-13-05       AAA            1,500       1,498,795

                                                                                Interest    Par value
Issuer, description, maturity date                                              rate             (000)          Value
Joint repurchase agreement 11.81%                                                                          $5,372,000
(Cost $5,372,000)

Investment in a joint repurchase agreement transaction
with Morgan Stanley -- Dated 03-31-05 due 04-01-05
(secured by U.S. Treasury Inflation Indexed Bond 3.875%
due 04-15-29)                                                                   2.660%         $5,372       5,372,000

Total investments 100.24%                                                                                 $45,597,473

Other assets and liabilities, net (0.24%)                                                                   ($109,064)

Total net assets 100.00%                                                                                  $45,488,409


(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(P) Represents rate in effect on March 31, 2005.

    The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to
financial statements.

FINANCIAL STATEMENTS

ASSETS AND
LIABILITIES

March 31, 2005

This Statement
of Assets and
Liabilities is the
Fund's balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You'll
also find the net
asset value for
each share.

Assets
Investments, at value (cost $40,225,473)                          $40,225,473
Joint repurchase agreement (cost $5,372,000)                        5,372,000
Cash                                                                   11,176
Receivable for shares sold                                             23,137
Interest receivable                                                   130,032
Other assets                                                           64,666

Total assets                                                       45,826,484

Liabilities
Payable for shares repurchased                                        249,738
Dividends payable                                                       2,197
Payable to affiliates
Management fees                                                        23,279
Other                                                                   7,134
Other payables and accrued expenses                                    55,727

Total liabilities                                                     338,075

Net assets
Capital paid-in                                                    45,487,701
Accumulated net investment income                                         708

Net assets                                                        $45,488,409

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
($45,488,409 [DIV] 45,506,453 shares)                                   $1.00

See notes to
financial statements.

FINANCIAL STATEMENTS

OPERATIONS

For the year ended
March 31, 2005

This Statement
of Operations
summarizes the
Fund's investment
income earned and
expenses incurred
in operating the
Fund.

Investment income
Interest                                                             $846,463

Total investment income                                               846,463

Expenses
Investment management fees                                            264,137
Distribution and service fees                                          79,241
Transfer agent fees                                                    60,809
Registration and filing fees                                           24,375
Custodian fees                                                         23,315
Professional fees                                                      21,910
Printing                                                               19,885
Accounting and legal services fees                                     12,397
Miscellaneous                                                          10,847
Trustees' fees                                                          2,223
Interest                                                                1,201
Federal excise tax                                                        225

Total expenses                                                        520,565
Less expense reductions                                               (79,241)

Net expenses                                                          441,324

Net investment income                                                 405,139

Increase in net assets from operations                               $405,139

See notes to
financial statements.

FINANCIAL STATEMENTS

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund's net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.
                                                     Year          Year
                                                    ended         ended
                                                  3-31-04       3-31-05
Increase (decrease) in net assets
From operations
Net investment income                            $218,259      $405,139

Increase in net assets resulting
from operations                                   218,259       405,139

Distributions to shareholders
From net investment income                       (218,259)     (405,139)

From Fund share transactions                  (16,330,808)  (11,646,570)

Net assets
Beginning of period                            73,465,787    57,134,979

End of period 1                               $57,134,979   $45,488,409

1 Includes accumulated net investment income of $483 and $708, respectively.

See notes to
financial statements.

FINANCIAL HIGHLIGHTS

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.

Period ended                                 3-31-01 1   3-31-02 1     3-31-03     3-31-04     3-31-05
Per share operating performance
Net asset value,
beginning of period                            $1.00       $1.00         $1.00       $1.00       $1.00
Net investment income 2                         0.06        0.03          0.01          -- 3      0.01
Less distributions
From net investment income                     (0.06)      (0.03)        (0.01)         -- 3     (0.01)
Net asset value, end of period                 $1.00       $1.00         $1.00       $1.00       $1.00
Total return 4,5 (%)                            5.82        2.60          0.91        0.34        0.80

Ratios and supplemental data
Net assets, end of period
(in millions)                                    $92         $95           $73         $57         $45
Ratio of expenses
to average net assets (%)                       0.64        0.72          0.73        0.77        0.84
Ratio of adjusted expenses
to average net assets 6 (%)                     0.91        0.87          0.88        0.92        0.99
Ratio of net investment income
to average net assets (%)                       5.71        2.55          0.92        0.34        0.77


1 Audited by previous auditor.

2 Based on the average of the shares outstanding.

3 Less than $0.01 per share.

4 Assumes dividend reinvestment.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Does not take into consideration expense reductions during the periods shown.

See notes to
financial statements.

NOTES TO
STATEMENTS

Note A
Accounting policies

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

During the year ended March 31, 2004, the tax character of distributions paid was as follows: ordinary income $218,259. During the year ended March 31, 2005, the tax character of distri butions was as follows: ordinary income $405,139.

As of March 31, 2005,the components of distributable earnings on a tax basis included $12,389 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next $500,000,000, (f) 0.30% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a Distribution Plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net asset value. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2005. Accord ingly, the reduction in the 12b-1 fee amounted to $79,241 for the year ended March 31, 2005. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Life Insurance Company ("JHLICo"). The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund's asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05%. There were no transfer agent fee reductions during the year ended March 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $12,397. The Fund also paid the Adviser the amount of $1,502 for certain publishing services, included in the printing fees.

Mr. James A. Shepherdson is a director and officer of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

                                  Year ended 8-31-04            Year ended 3-31-05
                              Shares          Amount        Shares          Amount
Sold                      32,085,777     $32,085,802    23,573,220     $23,573,220
Distributions reinvested     208,581         208,581       385,964         385,964
Repurchased              (48,625,191)    (48,625,191   (35,605,754)    (35,605,754)

Net decrease             (16,330,833)   ($16,330,808)  (11,646,570)   ($11,646,570)



Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, during the year ended March 31, 2005, aggregated $1,331,692,907 and $1,344,633,040, respectively

The cost of investments owned on March 31, 2005, including short-term investments, for federal income tax purposes, was $45,597,473.

Note E
Reclassification
of accounts

During the year ended March 31, 2005, the Fund reclassified amounts to reflect an increase in accumulated net investment income of $225 and a decrease in capital paid-in of $225. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of March 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, and book and tax differences in accounting for deferred compensation and federal excise tax. The calculation of net investment income per share in the Fund's Financial Highlights excludes these adjustments.

Shareholder meeting (unaudited)

On December 1, 2004, a special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 22,539,179 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

                                                 WITHHELD
                              FOR               AUTHORITY
----------------------------------------------------------------
James F. Carlin               22,065,889          473,290
Richard P. Chapman, Jr.       21,622,935          916,244
William H. Cunningham         21,977,285          561,894
Ronald R. Dion                22,065,889          473,290
Charles L. Ladner             21,977,285          561,894
Dr. John A. Moore             22,064,618          474,561
Patti McGill Peterson         21,455,259        1,083,920
Steven R. Pruchansky          22,065,889          473,290
James A. Shepherdson          21,534,331        1,004,848


Change in
Independent Auditor
(unaudited)

Based on the recommendation of the Audit Committee of the Fund, the Board of Trustees has determined not to retain Deloitte & Touche LLP as the Fund's Independent registered public accounting Firm and voted to appoint PricewaterhouseCoopers LLP for the fiscal year ended March 31, 2006. During the two most recent fiscal years, Deloitte & Touche LLP's audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified as to uncertainty, audit scope or accounting principles. Further, there were no disagreements between the Fund and Deloitte & Touche LLP on accounting principles, financial statements disclosures or audit scope, which if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference to the disagreement in their reports.

AUDITORS'
REPORT

Report of Deloitte
& Touche LLP,
Independent
Registered Public
Accounting Firm

To the Board of Trustees of the John Hancock Current
Interest and Shareholders of John Hancock U.S. Government
Cash Reserve,

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of John Hancock U.S. Government Cash Reserve (the "Fund"), including the schedule of investments as of March 31, 2005, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended March 31, 2004 and 2005 and the financial highlights for each of the years in the five-year period ended March 31, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2005, and the results of its operations and the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 5, 2005

TAX
INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

TRUSTEES
& OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
Charles L. Ladner, 2 Born: 1938                                                             1994                50
Independent Chairman (since 2004); Chairman and Trustee, Dunwoody
Village, Inc. (retirement services) (until 2003); Senior Vice President and
Chief Financial Officer, UGI Corporation (public utility holding company)
(retired 1998); Vice President and Director for AmeriGas, Inc. (retired
1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History
Association (since 2001).

James F. Carlin, Born: 1940                                                                 1994                50
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr., 2 Born: 1935                                                       2005                50
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944                                                           1994                50
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet


19


Independent Trustees (continued)

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
William H. Cunningham, Born: 1944 (continued)                                               1994                50
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Ronald R. Dion, Born: 1946                                                                  1998                50
Chairman and Chief Executive Officer, R.M. Bradley & Co., Inc.; Director,
The New England Council and Massachusetts Roundtable; Trustee, North
Shore Medical Center; Director, Boston Stock Exchange; Director, BJ's
Wholesale Club, Inc. and a corporator of the Eastern Bank; Trustee,
Emmanuel College.

John A. Moore, 2 Born: 1939                                                                 2005                50
President and Chief Executive Officer, Institute for Evaluating Health
Risks, (nonprofit institution) (until 2001); Chief Scientist, Sciences
International (health research) (until 2003); Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT (nonprofit research) (since 2002).

Patti McGill Peterson, 2 Born: 1943                                                         2005                50
Executive Director, Council for International Exchange of Scholars and
Vice President, Institute of International Education (since 1998);
Senior Fellow, Cornell Institute of Public Affairs, Cornell University (until
1998); Former President of Wells College and St. Lawrence University;
Director, Niagara Mohawk Power Corporation (until 2003); Director, Ford
Foundation, International Fellowships Program (since 2002); Director,
Lois Roth Endowment (since 2002); Director, Council for International
Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944                                                            1994                50
Chairman and Chief Executive Officer, Greenscapes of Southwest
Florida, Inc. (since 2000); Director and President, Greenscapes of
Southwest Florida, Inc. (until 2000); Managing Director, JonJames, LLC
(real estate) (since 2001); Director, First Signature Bank & Trust Company
(until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell
Building Corp. (until 1991).

Norman H. Smith, Born: 1933                                                                 1994                50
Lieutenant General, United States Marine Corps; Deputy Chief of Staff for
Manpower and Reserve Affairs, Headquarters Marine Corps; Commanding
General III Marine Expeditionary Force/3rd Marine Division (retired 1991).


20


Non-Independent Trustees 3

Name, age                                                                                                       Number of
Position(s) held with Fund                                                                  Trustee             John Hancock
Principal occupation(s) and other                                                           of Fund             funds overseen
directorships during past 5 years                                                           since 1             by Trustee
James A. Shepherdson, Born: 1952                                                            2004                50
President and Chief Executive Officer
Executive Vice President, Manulife Financial Corporation (since 2004);
Director, President and Chief Executive Officer, John Hancock Advisers, LLC
(the "Adviser") and The Berkeley Financial Group, LLC ("The Berkeley Group")
(holding company); Director, President and Chief Executive Officer, John
Hancock Funds, LLC ("John Hancock Funds"); President, Director and Chief
Executive Officer, Sovereign Asset Management Corporation ("SAMCorp");
Director, Chairman and President, NM Capital Management, Inc.; President,
John Hancock Retirement Services, John Hancock Life Insurance Company
(until 2004); Chairman, Essex Corporation (until 2004); Co-Chief Executive
Officer, MetLife Investors Group (until 2003); Senior Vice President,
AXA/Equitable Insurance Company (until 2000).

Principal officers who are not Trustees

Name, age
Position(s) held with Fund                                                                                      Officer
Principal occupation(s) and                                                                                     of Fund
directorships during past 5 years                                                                               since
William H. King, Born: 1952                                                                                     1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer of each of the John Hancock funds; Assistant Treasurer of each of the John Hancock funds (until 2001).


The business address for all Trustees and Officers is 101 Huntington Avenue, Boston, Massachusetts 02199.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund's investment adviser, underwriter and certain other affiliates.

OUR FAMILY
OF FUNDS

---------------------------------------------------------------
Equity                Balanced Fund
                      Classic Value Fund
                      Core Equity Fund
                      Focused Equity Fund
                      Growth Trends Fund
                      International Fund
                      Large Cap Equity Fund
                      Large Cap Select Fund
                      Mid Cap Growth Fund
                      Multi Cap Growth Fund
                      Small Cap Fund
                      Small Cap Equity Fund
                      Small Cap Growth Fund
                      Sovereign Investors Fund
                      U.S. Global Leaders Growth Fund

---------------------------------------------------------------
Sector                Financial Industries Fund
                      Health Sciences Fund
                      Real Estate Fund
                      Regional Bank Fund
                      Technology Fund

---------------------------------------------------------------
Income                Bond Fund
                      Government Income Fund
                      High Income Fund
                      High Yield Fund
                      Investment Grade Bond Fund
                      Strategic Income Fund

---------------------------------------------------------------
Tax-Free Income       California Tax-Free Income Fund
                      High Yield Municipal Bond Fund
                      Massachusetts Tax-Free Income Fund
                      New York Tax-Free Income Fund
                      Tax-Free Bond Fund

---------------------------------------------------------------
Money Market          Money Market Fund
                      U.S. Government Cash Reserve

A fund's investment objectives, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291 or visit our Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

ELECTRONIC
DELIVERY

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

* No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

* Reduces the amount of paper mail you receive from John Hancock Funds.

* Reduces costs associated with printing and mailing.

Sign up for electronic delivery today
at www.jhfunds.com/edelivery

OUR WEB SITE

A wealth of information--
www.jhfunds.com

View the latest information for your account.
------------------------------------------------
Transfer money from one account to another.
------------------------------------------------
Get current quotes for major market indexes.
------------------------------------------------
Use our online calculators to help you with your
financial goals.
------------------------------------------------
Get up-to-date commentary from John Hancock
Funds investment experts.
------------------------------------------------
Access forms, applications and tax information.
------------------------------------------------

For more information

The Fund's proxy voting policies, procedures and records are available without charge, upon request:

By phone            On the Fund's Web site        On the SEC's Web site

1-800-225-5291      www.jhfunds.com/proxy         www.sec.gov


Investment adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Principal distributor

John Hancock Funds, LLC
101 Huntington Avenue
Boston, MA 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel

Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

Independent registered
public accounting firm

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

The Fund's investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund's Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.


How to contact us

Internet    www.jhfunds.com

Mail        Regular mail:                        Express mail:
            John Hancock                         John Hancock
            Signature Services, Inc.             Signature Services, Inc.
            1 John Hancock Way, Suite 1000       Mutual Fund Image Operations
            Boston, MA 02217-1000                529 Main Street
                                                 Charlestown, MA 02129

Phone     Customer service representatives       1-800-225-5291
          24-hour automated information          1-800-338-8080
          TDD line                               1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission's Web site, www.sec.gov.

[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner. A tag line below reads "JOHN HANCOCK FUNDS."]

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of
the shareholders of John Hancock
U.S. Government Cash Reserve.

4300A  3/05
       5/05

ITEM 2.  CODE OF ETHICS.

As of the end of the period, March 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a)	Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b)	Eliminating the interim requirements (since the first quarter of
2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c)	A new requirement for "heightened preclearance" with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $47,450 for the fiscal year ended March 31, 2004 (broken out as follows:
John Hancock Money Market Fund - $29,700 and John Hancock U.S. Government Cash Reserve - $17,750) and $49,500 for the fiscal year ended March 31, 2005 (broken out as follows: John Hancock Money Market Fund - $31,000 and John Hancock U.S. Government Cash Reserve - $18,500). These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended March 31, 2004 and fiscal year ended March 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $4,500 for the fiscal year ended March 31, 2004 (broken out as follows: John Hancock Money Market Fund - $2,250 and John Hancock U.S. Government Cash Reserve - $2,250) and $4,800 for the fiscal year ended March 31, 2005 (broken out as follows: John Hancock Money Market Fund - $2,400 and John Hancock U.S. Government Cash Reserve - $2,400). The nature of the services comprising the tax fees was the review of the registrant's income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended March 31, 2004 and fiscal year ended March 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended March 31, 2004 and March 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant's principal accountant, for the fiscal year ended March 31, 2005, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $50,775 for the fiscal year ended March 31, 2004 and $69,800 for the fiscal year ended March 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend
nominees to the registrant's Board of Trustees.   A copy of the procedures
is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and "John Hancock Funds - Governance Committee Charter".

(c)(3) Contact person at the registrant.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Current Interest


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    May 25, 2005


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    May 25, 2005